Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Total revenues, net of rebates and discounts (including transactions with related parties)	$ 323,140	$ 363,722	$ 341,497
Costs of revenues (including transactions with related parties)	155,567	200,649	200,054
Related parties
Related party transactions
Total revenues, net of rebates and discounts (including transactions with related parties)	15,963	17,270	15,991
Costs of revenues (including transactions with related parties)	$ 0	$ 39	$ 87